Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract Costs Recognized as Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Incremental cost of contract establishment [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 1,726,191	₩ 1,764,009
Cost of Contract performance [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 78,757	₩ 85,234